UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq. Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

     Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

VARIABLE ANNUITY PORTFOLIOS

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

FORM N-Q
MARCH 31, 2005

The Form N-Q, which filed for Smith Barney Trust II, Investment Company Act File Number 811-4007, on May 27, 2005 (accession number 0000930413-05-004014) regarding Variable Annuity Portfolios – Smith Barney Small Cap Growth Opportunities Portfolio was submitted in error and is to be disregarded.